Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	3 Months Ended				6 Months Ended
	Jun. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	3,705,130	3,883,350	3,948,590	4,232,260	3,887,850
Number of Options Outstanding, Granted	8,200	575,300	3,880	545,330
Number of Options Outstanding, Exercised	(283,620)	(752,170)	(46,800)
Number of Options Outstanding, Forfeited	(4,745)	(1,350)	(2,820)		(4,500)
Number of Options Outstanding, Expired	(17,150)		(15,000)	(829,000)
Number of Options Outstanding, Ending balance	3,407,815	3,705,130	3,887,850	3,948,590	3,883,350
Weighted Average Exercise Price, Beginning balance	$ 26.58	$ 25.71	$ 25.50	$ 26.71	$ 25.58
Weighted Average Exercise Price, Granted	29.79	32.92	27.96	26.24
Weighted Average Exercise Price, Exercised	26.09	26.55	24.28
Weighted Average Exercise Price, Forfeited	30.78	26.85	26.98		30.65
Weighted Average Exercise Price, Expired	30.69		30.19	32.75
Weighted Average Exercise Price, Ending balance	$ 26.52	$ 26.58	$ 25.58	$ 25.50	$ 25.71